SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Retailing — 0.0%
	Specialty Retail — 0.0%
[a,b]	RGIS Restructure Equity	91,468	1,143,350
			1,143,350
	Total Common Stock (Cost $2,404,877)		1,144,197
	Preferred Stock — 0.6%
	Banks — 0.4%
	Banks — 0.4%
[c,d]	AgriBank FCB 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,520,000
[c,d]	CoBank ACB Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,387,500
			9,907,500
	Diversified Financials — 0.1%
	Diversified Financial Services — 0.1%
[c]	Compass Diversified Holdings Series C, 7.875%	108,150	2,768,640
			2,768,640
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Crestwood Equity Partners L.P. 9.25%	320,654	2,395,285
			2,395,285
	Total Preferred Stock (Cost $14,077,321)		15,071,425
	Asset Backed Securities — 21.5%
	Auto Receivables — 5.8%
	ACC Trust,
[e]	Series 2019-1 Class C, 6.41% due 2/20/2024	$ 3,500,000	3,461,665
[e]	Series 2019-2 Class B, 3.63% due 8/21/2023	3,400,000	3,438,845
[e]	Series 2019-2 Class C, 5.24% due 10/21/2024	1,900,000	1,881,919
[e]	Series 2020-A Class A, 6.00% due 3/20/2023	5,018,424	5,175,929
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81% due 6/12/2026	2,550,000	2,662,403
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class A, 2.99% due 7/15/2024	1,425,679	1,442,309
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	2,000,000	2,077,457
	Avid Automobile Receivables Trust,
[e]	Series 2018-1 Class C, 5.13% due 2/18/2025	2,000,000	2,019,084
[e]	Series 2019-1 Class A, 2.62% due 2/15/2024	1,269,965	1,281,725
	CarNow Auto Receivables Trust,
[e]	Series 2019-1A Class A, 2.72% due 11/15/2022	800,993	806,773
[e]	Series 2020-1A Class A, 1.76% due 2/15/2023	5,338,829	5,370,516
	Carvana Auto Receivables Trust,
[a,e]	Series 2019-4A Class R, due 10/15/2026	8,000	3,700,000
[e]	Series 2020-N1A Class E, 5.20% due 7/15/2027	5,000,000	5,189,716
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	4,959,400
[a,e]	Chase Auto Credit Linked Notes, Series 2020-2 Class R, 31.355% due 2/25/2028	8,000,000	8,000,000
[e]	CIG Auto Receivables Trust, Series 2019-1A Class D, 4.85% due 5/15/2026	2,000,000	2,043,023
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	3,500,000	3,707,253
[e]	Series 2018-C Class E, 6.07% due 9/15/2025	2,000,000	2,120,772
[e]	Series 2019-A Class B, 3.58% due 12/16/2024	1,760,237	1,769,960
[e]	Series 2019-B Class E, 5.00% due 3/17/2025	3,320,000	3,481,770
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	1,400,000	1,519,124
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	1,040,316
[a,e]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	10,000	730,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	DT Auto Owner Trust, Series 2019-1A Class E, 4.94% due 2/17/2026	$ 3,250,000	$ 3,412,690
[e]	FHF Trust, Series 2020-1A Class A, 2.59% due 12/15/2023	4,289,292	4,318,192
[e]	First Investors Auto Owner, Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,785,425
	Flagship Credit Auto Trust,
[a,e]	Series 2018-4 Class R, due 3/16/2026	13,000	2,184,000
[a,e]	Series 2019-1 Class R, due 6/15/2026	24,000	4,032,000
[a,e]	Series 2019-2 Class R, due 12/15/2026	13,000	3,373,500
[a,e]	Series 2019-3 Class R, due 12/15/2026	15,000	4,432,500
[a,e]	Series 2019-4 Class R, due 3/15/2027	8,000	2,880,000
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2017-1 Class B, 3.05% due 12/15/2022	130,327	130,744
[e]	Series 2018-1 Class E, 5.56% due 1/16/2024	1,000,000	1,038,457
[e]	Series 2018-2 Class E, 5.50% due 10/15/2024	1,370,000	1,449,225
[e]	Series 2018-2 Class F, 6.48% due 6/15/2026	335,000	350,337
[e]	Series 2019-1 Class F, 5.57% due 11/16/2026	500,000	519,543
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,130,559
	GLS Auto Receivables Issuer Trust,
[e]	Series 2019-4A Class D, 4.09% due 8/17/2026	5,000,000	5,143,811
[e]	Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	2,211,635
[e]	Series 2020-3A Class B, 1.38% due 8/15/2024	3,000,000	3,042,133
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03% due 1/15/2026	2,625,000	2,751,969
[a,e]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	25,000	1,062,500
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class A, 2.90% due 12/15/2022	548,861	551,134
[e]	Series 2019-1A Class C, 3.63% due 9/16/2024	2,000,000	2,049,416
[e]	Series 2019-1A Class D, 5.24% due 4/15/2025	2,650,000	2,748,542
[e]	Tesla Auto Lease Trust, Series 2018-B Class E, 7.87% due 6/20/2022	7,825,000	8,124,157
[e]	Tidewater Auto Receivables Trust, Series 2018-AA Class E, 5.48% due 10/15/2026	1,000,000	1,039,949
	U.S. Auto Funding, LLC,
[e]	Series 2019-1A Class A, 3.61% due 4/15/2022	246,081	246,444
[e]	Series 2019-1A Class C, 5.34% due 3/15/2023	2,511,000	2,569,834
[e]	United Auto Credit Securitization Trust, Series 2020-1 Class F, 9.08% due 1/12/2026	3,205,000	3,441,631
[e]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	6,738,238	6,834,007
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	5,000,000	5,053,098
[e]	Westlake Automobile Receivables Trust, Series 2019-3A Class F, 4.72% due 4/15/2026	2,000,000	2,031,984
			149,819,375
	Credit Card — 1.3%
[e]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	7,000,000	7,208,285
[e]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,699,882
[e]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	6,000,000	6,066,822
	Genesis Private Label Amortizing Trust,
[e]	Series 2020-1 Class B, 2.83% due 7/20/2030	2,775,000	2,791,964
[e]	Series 2020-1 Class C, 4.19% due 7/20/2030	1,275,000	1,283,204
	Genesis Sales Finance Master Trust,
[e]	Series 2019-AA Class A, 4.68% due 8/20/2023	5,550,000	5,575,073
[e]	Series 2020-AA Class C, 2.99% due 9/22/2025	1,780,000	1,778,134
[e]	Series 2020-AA Class D, 4.71% due 9/22/2025	2,300,000	2,296,169
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	2,966,000	3,034,353
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	650,000	654,775
			34,388,661
	Other Asset Backed — 13.2%
[d,e]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 0.359% (LIBOR 1 Month + 0.20%) due 9/15/2041	1,274,460	1,231,115
	Freed ABS Trust,
[e]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	3,215,734	3,233,627
[e]	Series 2019-1 Class B, 3.87% due 6/18/2026	1,866,054	1,886,228
[e]	Series 2019-2 Class A, 2.62% due 11/18/2026	1,285,526	1,290,726
[e]	Series 2019-2 Class C, 4.86% due 11/18/2026	5,000,000	5,059,670
[e]	Series 2020-2CP Class A, 4.52% due 6/18/2027	2,047,674	2,072,998
[e]	Series 2020-3FP Class A, 2.40% due 9/20/2027	633,232	636,071
	Amur Equipment Finance Receivables VIII, LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,197,310
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,253,281

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Aqua Finance Trust,
[e]	Series 2019-A Class C, 4.01% due 7/16/2040	$ 4,400,000	$ 4,537,152
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	9,900,000	10,137,792
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	3,672,012	3,690,264
[e]	Series 2020-AA Class C, 3.97% due 7/17/2046	2,000,000	2,069,168
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,665,339
[e]	Avant Loans Funding Trust, Series 2019-A Class B, 3.80% due 12/15/2022	1,598,030	1,607,948
[e]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	1,543,246	1,571,624
[e]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	52,715	52,756
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	5,265,304	5,018,018
[e]	CFG Investments Ltd., Series 2019-1 Class A, 5.56% due 8/15/2029	7,300,000	7,136,481
	Conn’s Receivables Funding, LLC,
[e]	Series 2019-A Class A, 3.40% due 10/16/2023	432,888	435,723
[e]	Series 2019-A Class B, 4.36% due 10/16/2023	3,114,139	3,133,083
[e]	Series 2019-B Class A, 2.66% due 6/17/2024	453,120	453,672
[e]	Series 2020-A Class A, 1.71% due 6/16/2025	3,672,769	3,676,774
[e]	Consumer Lending Receivables Trust, Series 2019-A Class A, 3.52% due 4/15/2026	323,908	325,274
	Consumer Loan Underlying Bond CLUB Credit Trust,
[e]	Series 2019-P2 Class C, 4.41% due 10/15/2026	1,500,000	1,501,692
[e]	Series 2020-P1 Class B, 2.92% due 3/15/2028	1,500,000	1,524,578
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	5,500,000	5,500,503
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	5,000,000	4,909,166
[a,d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,490,000
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	4,500,000	4,434,643
[e]	Credit Suisse ABS Trust, Series 2018-LD1 Class D, 6.30% due 7/25/2024	2,177,000	2,191,004
[e]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	4,680,537	4,692,408
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70% due 1/21/2031	1,477,774	1,542,978
[e]	Series 2019-1A Class A, 2.89% due 2/20/2032	3,950,282	4,077,573
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	5,057,931	3,350,841
[e]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	5,182,604
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30% due 7/15/2033	926,747	946,351
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	4,803,285	4,976,265
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	584,361
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	3,301,612	3,416,301
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	4,142,910
[e,f]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19% due 7/17/2029	1,702,083	1,702,083
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	1,891,324	1,954,313
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	2,766,362	2,843,955
	LendingClub Receivables Trust,
[a,e]	Series 2019-1 Class CERT, due 7/17/2045	70,300	1,159,950
[e]	Series 2019-7 Class R1, due 1/15/2027	2,267,377	1,133,689
[e]	Series 2019-7 Class R2, due 1/15/2027	379,730	189,865
[a,e]	Series 2020-JPSL Class R, due 2/15/2025	30,000	1,291,500
	Lendingpoint Asset Securitization Trust,
[e]	Series 2019-2 Class A, 3.071% due 11/10/2025	540,674	540,942
[e]	Series 2020-1 Class A, 2.512% due 2/10/2026	877,095	878,590
[e]	Series 2020-1 Class B, 3.107% due 2/10/2026	10,450,000	10,519,531
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class B, 4.494% due 10/15/2028	4,000,000	4,218,029
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	4,089,310
	LL ABS Trust,
[e]	Series 2019-1A Class A, 2.87% due 3/15/2027	1,063,977	1,069,723
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	2,200,000	2,296,393
[a,e,g,h]	Loanpal Solar Loan Ltd. Series 2021-1GS Class R, due 1/20/2048	13,252,481	10,469,023
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	3,000,000	3,086,979
[e]	Series 2020-1A Class B, 2.38% due 3/15/2030	1,850,000	1,873,059
[e]	Series 2020-2A Class A, 1.02% due 9/16/2030	2,092,491	2,097,441
[e]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768% due 4/15/2049	5,450,638	5,670,640
	Mosaic Solar Loan Trust,
[e]	Series 2020-1A Class C, 4.47% due 4/20/2046	1,600,000	1,660,724
[a,e]	Series 2020-2A Class R, due 8/20/2046	1,375,000	703,676

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Nationstar HECM Loan Trust, Series 2020-1A Class A1, 1.269% due 9/25/2030	$ 8,437,530	$ 8,446,050
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	5,000,000	5,016,042
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	3,019,307
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,421,658
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,621,030
[e]	NMEF Funding LLC, Series 2019-A Class A, 2.73% due 8/17/2026	2,673,242	2,692,094
[e]	NP SPE II, LLC, Series 2019-2A Class A1, 2.864% due 11/19/2049	8,495,668	8,541,194
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	3,000,000	3,013,206
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,573,992
[e]	Series 2020-T3 Class DT3, 2.458% due 10/15/2052	4,400,000	4,414,240
	Ocwen Master Advance Receivables Trust,
[e]	Series 2020-T1 Class AT1, 1.278% due 8/15/2052	8,000,000	8,016,610
[e]	Series 2020-T1 Class BT1, 1.774% due 8/15/2052	2,850,000	2,855,784
[e]	Series 2020-T1 Class CT1, 2.32% due 8/15/2052	1,480,000	1,483,160
[e]	Series 2020-T1 Class DT1, 3.061% due 8/15/2052	8,355,000	8,371,977
[e]	Oportun Funding IX, LLC, Series 2018-B Class B, 4.50% due 7/8/2024	550,000	553,923
	Oportun Funding X, LLC,
[e]	Series 2018-C Class A, 4.10% due 10/8/2024	2,690,000	2,726,961
[e]	Series 2018-C Class B, 4.59% due 10/8/2024	1,000,000	1,014,206
[e]	Oportun Funding, LLC, Series 2020-1 Class B, 3.45% due 5/15/2024	9,900,000	10,070,594
[e]	Pagaya AI Debt Selection Trust, Series 2020-3 Class A, 2.10% due 5/17/2027	4,250,000	4,270,022
[e]	Pawnee Equipment Receivables, LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	3,482,146	3,504,811
[e]	PFS Financing Corp., Series 2020-B Class A, 1.21% due 6/15/2024	2,500,000	2,525,329
	Prosper Pass-Thru Trust,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	2,971,172
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	3,125,362
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	1,562,926
[e]	Republic FInance Issuance Trust, Series 2019-A Class C, 5.10% due 11/22/2027	1,800,000	1,798,471
	SCF Equipment Leasing, LLC,
[e]	Series 2017-2A Class A, 3.41% due 12/20/2023	147,959	148,884
[e]	Series 2018-1A Class A2, 3.63% due 10/20/2024	616,304	616,966
[e]	Series 2019-1A Class D, 4.56% due 5/20/2027	3,000,000	2,960,980
[e]	Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	7,696,814
	Small Business Lending Trust,
[e]	Series 2019-A Class A, 2.85% due 7/15/2026	694,011	692,119
[e]	Series 2020-A Class A, 2.62% due 12/15/2026	3,857,302	3,836,439
[e]	SoFi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	45,893	46,023
[e]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,749,975	1,720,961
[e]	SolarCity LMC Series II, LLC, Series 2014-1 Class A, 4.59% due 4/20/2044	2,170,317	2,266,678
[e]	SpringCastle America Funding, LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	9,161,128	9,228,042
[e]	Upgrade Receivables Trust, Series 2019-2A Class A, 2.77% due 10/15/2025	647,035	648,153
	Upstart Pass-Through Trust,
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	3,202,136	3,254,220
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	4,719,793	4,802,837
	Upstart Securitization Trust,
[e]	Series 2017-1 Class C, 6.35% due 6/20/2024	1,865,645	1,868,664
[e]	Series 2017-2 Class C, 5.59% due 3/20/2025	3,799,197	3,821,444
[a,e,g]	Series 2018-2 Class CERT, due 12/22/2025	84,500	4,098,250
[e]	Series 2019-1 Class B, 4.19% due 4/20/2026	1,367,601	1,373,238
[e]	Series 2019-2 Class A, 2.897% due 9/20/2029	1,827,723	1,837,900
[e]	Series 2019-3 Class A, 2.684% due 1/21/2030	1,845,563	1,856,944
			342,671,364
	Rec Vehicle Loan — 0.1%
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	2,743,080	2,750,097
			2,750,097
	Student Loan — 1.1%
	Commonbond Student Loan Trust,
[e]	Series 18-CGS, Class A1, 3.87% due 2/25/2046	1,272,268	1,312,484
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	4,589,567	4,633,740

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Earnest Student Loan Program, LLC,
[d,e]	Series 2016-B Class A1, 2.20% (LIBOR 1 Month + 2.05%) due 2/26/2035	$ 289,294	$ 290,830
[e]	Series 2016-C Class A2, 2.68% due 7/25/2035	491,503	495,353
[d,e]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 1.191% (LIBOR 1 Month + 1.05%) due 12/15/2059	6,000,000	6,027,772
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 0.75% (LIBOR 1 Month + 0.60%) due 9/25/2047	3,116,804	3,062,712
[d,e]	Series 2016-A Class A1A, 1.90% (LIBOR 1 Month + 1.75%) due 12/26/2040	750,944	754,770
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 0.965% (LIBOR 3 Month + 0.75%) due 4/25/2023	819,728	787,888
[d]	Series 2008-5 Class A4, 1.915% (LIBOR 3 Month + 1.70%) due 7/25/2023	1,137,430	1,132,277
[d]	Series 2011-2 Class A2, 1.348% (LIBOR 1 Month + 1.20%) due 10/25/2034	5,000,000	5,096,332
[d]	Series 2012-1 Class A3, 1.098% (LIBOR 1 Month + 0.95%) due 9/25/2028	2,192,386	2,099,303
[d]	Series 2013-6 Class A3, 0.798% (LIBOR 1 Month + 0.65%) due 6/25/2055	2,439,684	2,422,114
			28,115,575
	Total Asset Backed Securities (Cost $531,784,278)		557,745,072
	Corporate Bonds — 40.4%
	Automobiles & Components — 1.6%
	Auto Components — 0.2%
[e]	LKQ European Holdings B.V. (EUR), 4.125% due 4/1/2028	2,700,000	3,563,882
[e,f]	Nexteer Automotive Group Ltd., 5.875% due 11/15/2021	2,000,000	1,995,380
	Automobiles — 1.4%
[d,e,f]	BMW Finance N.V., 1.004% (LIBOR 3 Month + 0.79%) due 8/12/2022	4,000,000	4,030,920
	Daimler Finance North America, LLC,
[d,e]	1.121% (LIBOR 3 Month + 0.90%) due 2/15/2022	5,500,000	5,535,695
[e]	2.125% due 3/10/2025	7,500,000	7,867,200
[e]	3.75% due 11/5/2021	1,505,000	1,545,936
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,385,000	1,418,309
[e]	2.375% due 2/10/2023	6,747,000	6,963,106
[e]	3.95% due 2/1/2022	1,202,000	1,242,832
[e]	6.375% due 4/8/2030	985,000	1,299,599
[e,f]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	971,000	1,031,833
	Nissan Motor Acceptance Corp.,
[d,e]	0.874% (LIBOR 3 Month + 0.65%) due 7/13/2022	440,000	435,257
[d,e]	0.941% (LIBOR 3 Month + 0.69%) due 9/28/2022	460,000	455,906
	Volkswagen Group of America Finance, LLC,
[e]	2.50% due 9/24/2021	1,425,000	1,446,076
[e]	4.00% due 11/12/2021	2,500,000	2,577,000
			41,408,931
	Banks — 0.7%
	Banks — 0.7%
[e,f]	Banco Nacional de Panama, 2.50% due 8/11/2030	3,500,000	3,506,335
[d]	Capital One NA/Mclean VA, 1.033% (LIBOR 3 Month + 0.82%) due 8/8/2022	3,000,000	3,022,800
[d]	Citizens Bank N.A./Providence RI, 1.168% (LIBOR 3 Month + 0.95%) due 3/29/2023	4,000,000	4,052,960
[e,f]	Kookmin Bank, 2.50% due 11/4/2030	2,151,000	2,215,466
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	3,057,656
	Santander Holdings USA, Inc., 3.45% due 6/2/2025	3,000,000	3,278,310
			19,133,527
	Capital Goods — 1.9%
	Aerospace & Defense — 0.9%
	BWX Technologies, Inc.,
[e]	4.125% due 6/30/2028	880,000	916,309
[e]	5.375% due 7/15/2026	6,805,000	7,067,129
[d]	Spirit Aerosystems, Inc., (LIBOR 1 Month + 5.25%) due 1/30/2025	250,000	251,875
[e]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	5,123,000	5,515,063
[e]	TransDigm, Inc., 6.25% due 3/15/2026	9,244,000	9,850,776
	Machinery — 0.9%
	ATS Automation Tooling Systems, Inc.,
[e,f]	4.125% due 12/15/2028	3,565,000	3,621,505
[e,f]	6.50% due 6/15/2023	8,090,000	8,227,854

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Flowserve Corp., 3.50% due 10/1/2030	$ 4,053,000	$ 4,334,886
	Mueller Industries, Inc., 6.00% due 3/1/2027	2,216,000	2,262,536
	Nvent Finance Sarl,
[f]	3.95% due 4/15/2023	2,000,000	2,105,400
[f]	4.55% due 4/15/2028	3,000,000	3,255,270
	Trading Companies & Distributors — 0.1%
[e,i]	IAA, Inc., 5.50% due 6/15/2027	1,605,000	1,701,300
			49,109,903
	Commercial & Professional Services — 1.1%
	Commercial Services & Supplies — 1.0%
[e]	ACCO Brands Corp., 5.25% due 12/15/2024	1,835,000	1,884,362
[e,f]	Cimpress plc, 7.00% due 6/15/2026	9,141,000	9,602,438
[e]	CoStar Group, Inc., 2.80% due 7/15/2030	3,120,000	3,246,734
	Nielsen Finance, LLC / Nielsen Finance Co.,
[e]	5.00% due 4/15/2022	5,075,000	5,087,840
[e]	5.875% due 10/1/2030	2,727,000	3,085,546
	Quanta Services, Inc., 2.90% due 10/1/2030	1,975,000	2,119,135
	Professional Services — 0.1%
	Gartner, Inc.,
[e]	3.75% due 10/1/2030	1,815,000	1,911,122
[e]	4.50% due 7/1/2028	1,829,000	1,930,674
			28,867,851
	Commercial Services — 0.2%
	Transportation Infrastructure — 0.2%
[e,f]	Adani International Container Terminal Pvt Ltd., 3.00% due 2/16/2031	4,575,000	4,592,339
			4,592,339
	Consumer Durables & Apparel — 0.9%
	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	875,000	936,688
[e,f]	Panasonic Corp., 2.536% due 7/19/2022	2,790,000	2,868,566
	Leisure Products — 0.3%
	Vista Outdoor, Inc., 5.875% due 10/1/2023	8,197,000	8,287,659
	Textiles, Apparel & Luxury Goods — 0.4%
	Under Armour, Inc., 3.25% due 6/15/2026	6,389,000	6,399,222
[e]	Wolverine World Wide, Inc., 5.00% due 9/1/2026	4,160,000	4,234,714
			22,726,849
	Consumer Services — 1.0%
	Hotels, Restaurants & Leisure — 0.8%
	Hyatt Hotels Corp., 5.75% due 4/23/2030	4,475,000	5,496,464
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	4,670,000	4,791,420
[e]	Sabre GLBL, Inc., 9.25% due 4/15/2025	2,267,000	2,702,173
	SeaWorld Parks & Entertainment, Inc.,
[e]	8.75% due 5/1/2025	2,906,000	3,137,230
[e]	9.50% due 8/1/2025	3,025,000	3,286,118
	Transportation Infrastructure — 0.2%
[e,f]	Adani Ports & Special Economic Zone Ltd., 3.375% due 7/24/2024	5,135,000	5,351,286
			24,764,691
	Diversified Financials — 4.7%
	Capital Markets — 1.8%
	Ares Capital Corp.,
	3.25% due 7/15/2025	5,320,000	5,631,007
	4.20% due 6/10/2024	690,000	751,307
	4.25% due 3/1/2025	350,000	380,240
[e]	Blackstone / GSO Secured Lending Fund, 3.65% due 7/14/2023	2,731,000	2,840,104
[f]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	6,586,000	7,169,322
[a,e]	JPR Royalty Sub, LLC, 14.00% due 9/1/2020	2,000,000	60,000
	Main Street Capital Corp., 5.20% due 5/1/2024	3,073,000	3,332,546

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Owl Rock Technology Finance Corp.,
[e]	3.75% due 6/17/2026	$ 3,540,000	$ 3,558,479
[e]	4.75% due 12/15/2025	6,409,000	6,703,365
	Solar Capital Ltd., 4.50% due 1/20/2023	3,000,000	3,118,770
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	4,579,000	4,992,117
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	7,310,000	7,554,227
	Consumer Finance — 0.3%
[e]	FirstCash, Inc., 4.625% due 9/1/2028	9,115,000	9,405,678
	Diversified Financial Services — 2.2%
	Antares Holdings L.P.,
[e]	6.00% due 8/15/2023	4,435,000	4,525,208
[e]	8.50% due 5/18/2025	2,750,000	2,982,925
[d,f]	Barclays plc, 1.601% (LIBOR 3 Month + 1.38%) due 5/16/2024	2,500,000	2,535,150
[e,f]	BNP Paribas S.A., 3.375% due 1/9/2025	5,000,000	5,474,650
	Deutsche Bank AG,
[d,f]	1.031% (LIBOR 3 Month + 0.82%) due 1/22/2021	1,350,000	1,350,108
[d,f]	1.463% (LIBOR 3 Month + 1.23%) due 2/27/2023	2,800,000	2,796,892
[f]	5.00% due 2/14/2022	3,500,000	3,658,585
	HSBC Holdings plc,
[d,f]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,555,965
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,837,413
[d,f]	Mizuho Financial Group, Inc., 0.837% (LIBOR 3 Month + 0.63%) due 5/25/2024	2,946,000	2,950,831
[d]	Morgan Stanley, 0.782% (SOFR + 0.70%) due 1/20/2023	3,500,000	3,511,025
[d]	Morgan Stanley MTN, 1.609% (LIBOR 3 Month + 1.40%) due 4/21/2021	3,000,000	3,011,820
	Natwest Group PLC,
[d,f]	1.691% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,398,000	1,412,385
[f]	6.125% due 12/15/2022	2,000,000	2,195,080
	Societe Generale S.A.,
[e,f]	2.625% due 1/22/2025	3,000,000	3,176,250
[e,f]	3.875% due 3/28/2024	2,000,000	2,182,500
[e,f]	4.25% due 9/14/2023	3,000,000	3,272,220
[e]	United Shore Financial Services, LLC, 5.50% due 11/15/2025	3,672,000	3,861,769
	Insurance — 0.3%
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	8,043,458
	Mortgage Real Estate Investment Trusts — 0.1%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	2,485,000	2,478,489
			122,309,885
	Energy — 3.7%
	Energy Equipment & Services — 0.4%
[e]	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.50% due 1/15/2026	6,270,000	6,682,002
[e]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	1,915,000	1,963,813
	Odebrecht Offshore Drilling Finance Ltd.,
[e,f]	6.72% due 12/1/2022	312,106	297,353
[e,f,j]	7.72% due 12/1/2026 PIK	2,317,362	274,978
[c,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), due 2/1/2021	304,899	1,339
[b,e,f,k]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2022	10,461,182	656,125
	Oil, Gas & Consumable Fuels — 3.3%
	Boardwalk Pipelines L.P., 4.80% due 5/3/2029	3,920,000	4,481,462
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	3,572,000	3,343,071
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	1,800,000	1,809,324
[e]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	821,389
[d]	Energy Transfer Operating L.P., 3.232% (LIBOR 3 Month + 3.02%) due 11/1/2066	1,200,000	837,468
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	3,475,000	3,646,248
[e]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	4,765,000	4,953,980
[e,f]	Galaxy Pipeline Assets Bidco Ltd., 2.625% due 3/31/2036	6,630,000	6,879,222
	Gray Oak Pipeline, LLC,
[e]	2.00% due 9/15/2023	1,409,000	1,433,263
[e]	3.45% due 10/15/2027	2,455,000	2,572,103
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	4,860,000	5,006,092
[e]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	5,000,000	5,696,850
	HollyFrontier Corp., 2.625% due 10/1/2023	1,304,000	1,333,718
[a,b,e,k]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625% due 10/31/2017	1,005,629	20,113
[e,f]	Lukoil Securities B.V., 3.875% due 5/6/2030	2,500,000	2,703,300

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Midwest Connector Capital Co., LLC, 4.625% due 4/1/2029	$ 5,487,000	$ 5,728,593
	Northern Border Pipeline Co., Series A, 7.50% due 9/15/2021	2,150,000	2,242,794
[d]	Occidental Petroleum Corp., 1.671% (LIBOR 3 Month + 1.45%) due 8/15/2022	3,500,000	3,425,275
	ONEOK, Inc.,
	3.40% due 9/1/2029	963,000	1,032,789
	5.85% due 1/15/2026	921,000	1,102,842
	6.35% due 1/15/2031	1,250,000	1,604,437
[e]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75% due 12/15/2025	451,000	432,856
	Parkland Fuel Corp.,
[e,f]	5.875% due 7/15/2027	3,726,000	4,025,831
[e,f]	6.00% due 4/1/2026	450,000	472,797
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	5,610,000	5,578,528
[e,f]	6.875% due 10/16/2025	2,800,000	3,067,904
	Plains All American Pipeline L.P. / PAA Finance Corp., 3.55% due 12/15/2029	4,106,000	4,297,955
[b,k]	RAAM Global Energy Co., 12.50% due 10/1/2015	2,000,000	3,060
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50% due 8/15/2022	1,210,000	1,123,267
[c,d]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	2,114,000	676,670
	Sunoco L.P. / Sunoco Finance Corp.,
	5.50% due 2/15/2026	451,000	464,093
	6.00% due 4/15/2027	1,933,000	2,053,735
	Tennessee Gas Pipeline Co., LLC, 7.00% due 3/15/2027	2,251,000	2,826,108
			95,572,747
	Food & Staples Retailing — 0.6%
	Food & Staples Retailing — 0.6%
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons, LLC,
[e]	3.25% due 3/15/2026	1,910,000	1,941,591
[e]	3.50% due 3/15/2029	349,000	352,225
[e]	4.625% due 1/15/2027	7,104,000	7,544,945
[e,f]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	4,000,000	4,130,000
[e]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625% due 10/15/2026	1,887,000	2,104,024
			16,072,785
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.2%
[e,f]	Central American Bottling Corp., 5.75% due 1/31/2027	1,433,000	1,520,384
[e,f]	Coca-Cola Icecek A/S, 4.215% due 9/19/2024	3,000,000	3,155,880
	Food Products — 0.8%
[e,f]	Barry Callebaut Services N.V., 5.50% due 6/15/2023	4,000,000	4,387,560
[d]	General Mills, Inc., 1.228% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,567,444
[e]	Kraft Heinz Foods Co., 3.875% due 5/15/2027	4,582,000	4,934,722
[e]	Post Holdings, Inc., 4.625% due 4/15/2030	8,247,000	8,674,195
	Tobacco — 0.7%
	BAT Capital Corp., 2.726% due 3/25/2031	7,615,000	7,882,896
[e,f]	Imperial Brands Finance plc, 3.50% due 7/26/2026	2,000,000	2,208,500
[e]	Vector Group Ltd., 10.50% due 11/1/2026	8,195,000	8,851,993
			44,183,574
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.3%
[e]	Hologic, Inc., 3.25% due 2/15/2029	6,462,000	6,592,339
	Health Care Providers & Services — 0.6%
[e]	Centene Corp.,5.375% due 6/1/2026 - 8/15/2026	5,545,000	5,846,048
	Tenet Healthcare Corp.,
[e]	4.625% due 6/15/2028	850,000	893,656
[e]	4.875% due 1/1/2026	2,826,000	2,953,198
[e]	5.125% due 11/1/2027	1,153,000	1,222,272
[e]	Universal Health Services, Inc., 2.65% due 10/15/2030	4,646,000	4,825,103
	Health Care Technology — 0.1%
[e]	Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc., 5.75% due 3/1/2025	3,215,000	3,272,613
			25,605,229
	Household & Personal Products — 0.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Products — 0.8%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	$ 8,110,000	$ 8,533,829
[e]	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00% due 12/31/2026	400,000	417,208
	Prestige Brands, Inc.,
[e]	5.125% due 1/15/2028	1,530,000	1,628,654
[e]	6.375% due 3/1/2024	3,256,000	3,328,185
[e]	Spectrum Brands, Inc., 5.50% due 7/15/2030	5,705,000	6,176,918
	Personal Products — 0.0%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	913,000	980,453
			21,065,247
	Insurance — 3.1%
	Insurance — 3.1%
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	1,245,000	1,277,034
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	3,750,000	4,627,200
	Brown & Brown, Inc., 2.375% due 3/15/2031	984,000	1,023,045
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	4,790,000	5,339,700
[d]	Enstar Finance, LLC, 5.75% (5-Yr. CMT + 5.47%) due 9/1/2040	1,672,000	1,747,156
	Enstar Group Ltd.,
[f]	4.50% due 3/10/2022	2,000,000	2,070,700
[f]	4.95% due 6/1/2029	5,835,000	6,690,061
[e]	Equitable Financial Life Global Funding, 1.40% due 8/27/2027	6,475,000	6,488,209
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	3,000,000	3,356,820
[f]	4.85% due 4/17/2028	3,000,000	3,367,350
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,614,239
[e]	Fidelity & Guaranty Life Holdings, Inc., 5.50% due 5/1/2025	3,000,000	3,489,570
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,031,000	3,083,618
	3.40% due 6/15/2030	3,137,000	3,453,743
	First American Financial Corp., 4.00% due 5/15/2030	1,843,000	2,111,654
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	1,826,000	1,945,439
[e,f]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	4,900,000	5,293,323
	Mercury General Corp., 4.40% due 3/15/2027	2,438,000	2,698,549
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	5,268,817
	Reliance Standard Life Global Funding II,
[e]	2.75% due 5/7/2025 - 1/21/2027	6,420,000	6,798,392
[e]	3.85% due 9/19/2023	3,000,000	3,227,070
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	2,108,120
			80,079,809
	Materials — 3.5%
	Chemicals — 0.9%
[d]	Albemarle Corp., 1.271% (LIBOR 3 Month + 1.05%) due 11/15/2022	2,500,000	2,494,525
[e,f]	Consolidated Energy Finance S.A., 6.875% due 6/15/2025	500,000	505,245
[e,f]	NOVA Chemicals Corp., 4.875% due 6/1/2024	8,355,000	8,723,038
[e,f]	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75% due 4/30/2026	5,713,000	5,870,107
[e,f]	OCP S.A., 5.625% due 4/25/2024	4,710,000	5,211,144
[e,h]	Valvoline, Inc., 3.625% due 6/15/2031	1,368,000	1,402,747
	Containers & Packaging — 2.0%
	Ball Corp., 2.875% due 8/15/2030	7,300,000	7,302,920
[e]	Berry Global, Inc., 1.57% due 1/15/2026	4,689,000	4,730,826
	Graphic Packaging International, LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	8,150,000	8,439,256
	4.75% due 4/15/2021	8,585,000	8,588,434
	4.875% due 11/15/2022	7,780,000	8,152,740
[e]	Matthews International Corp., 5.25% due 12/1/2025	8,598,000	8,687,849
[e]	Sealed Air Corp., 4.00% due 12/1/2027	4,505,000	4,808,457
	Metals & Mining — 0.6%
[f]	AngloGold Ashanti Holdings plc, 3.75% due 10/1/2030	6,614,000	7,083,727
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	6,430,000	6,932,633
[e]	Compass Minerals International, Inc., 6.75% due 12/1/2027	2,144,000	2,330,292
			91,263,940
	Media & Entertainment — 1.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media — 1.4%
	CCO Holdings, LLC / CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	$ 6,548,000	$ 6,900,544
[e]	5.375% due 6/1/2029	3,614,000	3,964,594
[e]	Sirius XM Radio, Inc., 3.875% due 8/1/2022	13,074,000	13,241,609
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	9,200,000	9,788,892
[e,f]	Virgin Media Secured Finance plc, 4.50% due 8/15/2030	2,958,000	3,102,114
			36,997,753
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.3%
	Royalty Pharma plc,
[e,f]	1.20% due 9/2/2025	4,086,000	4,149,088
[e,f]	1.75% due 9/2/2027	2,040,000	2,096,467
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc., 2.625% due 11/1/2025	2,000,000	2,502,037
	Pharmaceuticals — 0.1%
[a,b,k]	Atlas U.S. Royalty, LLC Participation Rights, due 3/15/2027	5,450,000	0
[e]	Bayer US Finance II, LLC, 4.25% due 12/15/2025	2,500,000	2,860,075
			11,607,667
	Real Estate — 1.0%
	Equity Real Estate Investment Trusts — 0.9%
	CoreCivic, Inc., 4.75% due 10/15/2027	4,917,000	4,378,933
	GEO Group, Inc., 6.00% due 4/15/2026	4,625,000	3,677,523
[e]	Iron Mountain, Inc., 5.25% due 7/15/2030	8,085,000	8,750,476
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,606,485
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	2,272,945
	4.65% due 3/15/2024	900,000	891,819
	4.95% due 2/15/2027	2,850,000	2,876,790
	5.25% due 2/15/2026	700,000	705,901
	Real Estate Management & Development — 0.1%
[e]	Cushman & Wakefield US Borrower, LLC, 6.75% due 5/15/2028	1,825,000	2,011,679
			27,172,551
	Retailing — 0.7%
	Internet & Direct Marketing Retail — 0.3%
[e,f]	B2W Digital Lux Sarl, 4.375% due 12/20/2030	2,000,000	2,078,940
	Expedia Group, Inc.,
[e]	6.25% due 5/1/2025	1,824,000	2,115,348
[e]	7.00% due 5/1/2025	2,739,000	3,006,052
	Specialty Retail — 0.4%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,824,829
	3.90% due 4/15/2030	4,000,000	4,606,360
[e]	Michaels Stores, Inc., 8.00% due 7/15/2027	5,230,000	5,658,599
			19,290,128
	Semiconductors & Semiconductor Equipment — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
	Broadcom, Inc.,
	4.11% due 9/15/2028	2,104,000	2,405,861
	4.75% due 4/15/2029	511,000	610,788
	5.00% due 4/15/2030	2,175,000	2,645,627
[e]	Microchip Technology, Inc., 0.972% due 2/15/2024	5,137,000	5,150,099
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,454,949
	5.327% due 2/6/2029	2,031,000	2,545,107
	Qorvo, Inc.,
[e]	3.375% due 4/1/2031	950,000	980,220
	4.375% due 10/15/2029	5,128,000	5,640,697
			21,433,348
	Software & Services — 3.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.7%
[e]	Leidos, Inc., 2.30% due 2/15/2031	$ 1,994,000	$ 2,040,659
[e]	Sabre GLBL, Inc., 7.375% due 9/1/2025	2,757,000	2,999,175
[e]	Science Applications International Corp., 4.875% due 4/1/2028	10,006,000	10,642,582
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,511,737
	Interactive Media & Services — 0.2%
	Baidu, Inc.,
[f]	1.72% due 4/9/2026	2,149,000	2,190,518
[f]	4.375% due 5/14/2024	1,424,000	1,564,549
	Internet Software & Services — 0.2%
[e]	Twitter, Inc., 3.875% due 12/15/2027	4,458,000	4,746,121
	Software — 2.0%
	CDK Global, Inc.,
	4.875% due 6/1/2027	7,055,000	7,458,193
[e]	5.25% due 5/15/2029	460,000	508,259
	5.875% due 6/15/2026	2,000,000	2,096,820
[e]	Fair Isaac Corp., 5.25% due 5/15/2026	4,135,000	4,687,932
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,332,282
[e]	Logan Merger Sub, Inc., 5.50% due 9/1/2027	857,000	897,270
[e]	MSCI, Inc., 3.875% due 2/15/2031	9,973,000	10,567,790
[e,f]	Open Text Corp., 3.875% due 2/15/2028	7,761,000	8,071,285
[e]	PTC, Inc., 3.625% due 2/15/2025	3,190,000	3,282,510
[e]	Solera, LLC / Solera Finance, Inc., 10.50% due 3/1/2024	6,027,000	6,251,084
	VMware, Inc., 4.50% due 5/15/2025	6,000,000	6,871,920
			79,720,686
	Technology Hardware & Equipment — 2.5%
	Communications Equipment — 0.5%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	337,000	343,851
[f]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	11,163,000	11,610,748
[e,f]	Xiaomi Best Time International Ltd., 3.375% due 4/29/2030	1,700,000	1,813,356
	Electronic Equipment, Instruments & Components — 1.0%
[f]	Allegion plc, 3.50% due 10/1/2029	2,320,000	2,577,288
[f]	Flex Ltd., 4.875% due 5/12/2030	7,332,000	8,825,235
	Ingram Micro, Inc., 5.45% due 12/15/2024	1,951,000	2,246,206
[e,f]	Sensata Technologies B.V., 4.875% due 10/15/2023	3,358,000	3,615,726
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	7,451,550
	Technology Hardware, Storage & Peripherals — 1.0%
	Hewlett Packard Enterprise Co., 4.65% due 10/1/2024	1,900,000	2,159,502
	HP, Inc., 3.00% due 6/17/2027	6,500,000	7,167,615
[f]	Lenovo Group Ltd., 5.875% due 4/24/2025	10,993,000	12,669,213
	NetApp, Inc., 2.375% due 6/22/2027	4,000,000	4,270,120
			64,750,410
	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 0.7%
	Qwest Corp., 6.75% due 12/1/2021	7,196,000	7,520,971
	Videotron Ltd.,
[e,f]	5.125% due 4/15/2027	2,400,000	2,548,224
[e,f]	5.375% due 6/15/2024	6,000,000	6,618,000
[e,f]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,952,802
	Wireless Telecommunication Services — 1.1%
	America Movil SAB de C.V. (MXN), 6.45% due 12/5/2022	45,000,000	2,301,751
	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.,
[e,f]	8.00% due 12/31/2026	1,111,755	928,627
[e,f]	8.75% due 5/25/2024	4,866,916	5,124,560
[e,f]	MTN Mauritius Investment Ltd., 4.755% due 11/11/2024	4,125,000	4,359,218
[e,f]	SK Telecom Co. Ltd., 3.75% due 4/16/2023	3,000,000	3,207,960
[i]	Sprint Communications, Inc., 9.25% due 4/15/2022	11,516,000	12,713,894
[e,f]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	200,000	204,660
			47,480,667
	Transportation — 0.3%
	Airlines — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 1/15/2023	$ 1,797,018	$ 1,707,059
	Series 2016-3 Class B, 3.75% due 10/15/2025	955,304	768,561
	Series 2019-1 Class B, 3.85% due 2/15/2028	751,943	631,377
[e]	British Airways Pass Through Trust, 4.25% due 5/15/2034	1,873,000	2,004,616
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798% due 10/1/2022	93,115	92,880
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 4/22/2023	773,376	732,132
	Series 2012-1 Class A, 5.90% due 4/1/2026	1,037,006	1,029,965
	Series 2013-1 Class B, 5.375% due 5/15/2023	1,887,053	1,803,815
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076% due 9/20/2022	206,061	203,458
			8,973,863
	Utilities — 1.8%
	Electric Utilities — 1.4%
	AEP Texas, Inc., 2.10% due 7/1/2030	4,500,000	4,687,875
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	9,000,000	9,104,760
[e]	Alliant Energy Finance, LLC, 1.40% due 3/15/2026	1,500,000	1,511,565
	Black Hills Corp., 2.50% due 6/15/2030	1,000,000	1,053,030
[e,f]	Colbun S.A., 3.15% due 3/6/2030	2,800,000	3,036,880
[e,f]	Enel Finance International N.V., 4.625% due 9/14/2025	4,057,000	4,720,401
	Entergy Texas, Inc., 3.45% due 12/1/2027	3,000,000	3,262,140
[e]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	592,866	612,881
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	4,357,000	4,367,936
	PNM Resources, Inc., 3.25% due 3/9/2021	2,835,000	2,848,353
	Puget Energy, Inc., 4.10% due 6/15/2030	1,950,000	2,214,907
	Gas Utilities — 0.4%
[e,f]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	9,476,000	9,502,154
			46,922,882
	Total Corporate Bonds (Cost $1,010,939,691)		1,051,107,262
	Convertible Bonds — 1.4%
	Diversified Financials — 0.6%
	Consumer Finance — 0.4%
	EZCORP, Inc., 2.375% due 5/1/2025	13,431,000	10,876,693
	Diversified Financial Services — 0.0%
	EZCORP, Inc., 2.875% due 7/1/2024	215,000	194,910
	Mortgage Real Estate Investment Trusts — 0.2%
	Chimera Investment Corp., 7.00% due 4/1/2023	2,758,000	4,305,293
			15,376,896
	Health Care Equipment & Services — 0.0%
	Health Care Providers & Services — 0.0%
[b,f,k]	NMC Health Jersey Ltd., 1.875% due 4/30/2025	3,800,000	133,000
			133,000
	Media & Entertainment — 0.4%
	Media — 0.4%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	18,000,000	10,572,120
			10,572,120
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.2%
	Emergent BioSolutions, Inc., 2.875% due 1/15/2021	4,402,000	4,390,995
			4,390,995
	Software & Services — 0.2%
	Software — 0.2%
[e]	J2 Global, Inc., 1.75% due 11/1/2026	5,525,000	5,722,685
			5,722,685
	Total Convertible Bonds (Cost $36,871,258)		36,195,696

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 0.5%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	$ 1,940,000	$ 1,949,506
	City of Chicago IL GO, Series B, 7.045% due 1/1/2029	2,580,000	2,811,323
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	2,115,000	2,194,418
	2.631% due 6/15/2024	1,565,000	1,650,449
	New York Transportation Development Corp., 4.248% due 9/1/2035	3,510,000	3,887,641
	West Contra Costa USD, 2.612% due 8/1/2032	980,000	1,000,198
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $12,722,168)		13,493,535
	Other Government — 0.4%
[e,f]	Egypt Government International Bond, Series 144A, 7.053% due 1/15/2032	3,000,000	3,266,820
	Indonesia Treasury Bond (IDR),
	7.50% due 4/15/2040	44,090,000,000	3,479,941
	8.375% due 4/15/2039	44,919,000,000	3,778,279
	Total Other Government (Cost $9,316,240)		10,525,040
	U.S. Treasury Securities — 1.9%
	United States Treasury Notes, 0.625%, 8/15/2030	41,923,000	40,861,824
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2030	6,578,325	7,336,186
	Total U.S. Treasury Securities (Cost $48,490,905)		48,198,010
	U.S. Government Agencies — 0.2%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	3,835,000	4,160,975
	Total U.S. Government Agencies (Cost $3,835,000)		4,160,975
	Mortgage Backed — 12.9%
[d,e]	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.674% due 7/27/2048	982,603	992,448
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-1 Class A1, 3.763% due 4/25/2048	2,259,283	2,282,561
[d,e]	Series 2018-1 Class A3, 4.218% due 4/25/2048	798,450	804,679
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	2,442,269	2,511,651
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	5,194,372	5,312,430
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.767% due 8/25/2033	42,454	42,454
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	4,839,215	4,986,873
[d,e]	Bunker Hill Loan Depositary Trust, Series 2020-1 Class B1, 5.227% due 2/25/2055	3,500,000	3,710,915
[d,e]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.043% due 4/15/2044	6,200,000	6,151,498
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.944% due 3/25/2050	751,079	755,556
[d,e]	Series 2019-1 Class B5, 3.944% due 3/25/2050	377,743	344,708
[d,e]	Series 2019-1 Class B6, 3.001% due 3/25/2050	677,072	391,514
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	1,384,607	1,409,755
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 18-INV1 Class A4, 4.00% due 8/25/2048	797,975	822,221
[d,e,g]	Series 2020-J1 Class AIO1, 0.485% due 7/25/2050	52,009,972	508,834
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	46,388,312	488,135
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	55,383,524	233,813
[d,e]	Series 2020-J1 Class B4, 3.485% due 7/25/2050	358,866	338,643
[d,e]	Series 2020-J1 Class B5, 3.485% due 7/25/2050	179,433	147,761
[d,e]	Series 2020-J1 Class B6, 3.485% due 7/25/2050	326,000	127,493
[a,d,e,g]	Series 2020-J2 Class AX1, 0.314% due 1/25/2051	156,315,000	1,116,996
[a,d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	163,680,523	816,357
[d,e]	Series 2020-J2 Class B4, 2.814% due 1/25/2051	491,000	331,812
[d,e]	Series 2020-J2 Class B5, 2.814% due 1/25/2051	164,000	75,272
[a,d,e]	Series 2020-J2 Class B6, 2.814% due 1/25/2051	654,523	205,762
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 3.657% due 3/25/2034	37,484	37,484
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	799,107	844,840
[d,e]	Series 2019-IMC1 Class B1, 3.97% due 7/25/2049	1,500,000	1,529,687
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,160,080
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	518,850
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	185,617

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	$ 87,345,245	$ 2,910,431
[d,e,g]	Series 2020-EXP2 Class A3IW, 1.121% due 8/25/2050	44,292,868	800,709
[d,e,g]	Series 2020-EXP2 Class A4IW, 1.121% due 8/25/2050	4,792,500	86,637
[d,e]	Series 2020-EXP2 Class B5, 3.621% due 8/25/2050	152,187	96,114
[d,e]	Series 2020-EXP2 Class B6, 3.621% due 8/25/2050	371,491	169,806
[d,e]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	382,623	383,477
[d,e]	CSMC Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-HYB1 Class B3, 2.919% due 4/25/2043	2,974,547	3,029,611
[d,e]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 2.739% due 11/25/2059	3,979,845	4,065,168
[d,g]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.06% due 3/25/2026	35,131,814	1,595,960
	Federal Home Loan Mtg Corp., REMIC, UMBS Collateral, Pool ZS7942, 3.00% due 2/1/2033	15,839,043	17,137,368
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	9,252,103	9,680,399
	Pool RC1535, 2.00% due 8/1/2035	18,643,996	19,550,594
	Pool SB0308, 2.50% due 1/1/2035	16,772,465	17,940,340
	Pool ZS8034, 3.00% due 6/1/2033	10,332,841	11,189,385
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.597% due 12/25/2046	920,267	923,903
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	5,697	5,689
[d,e]	Series 2017-SC02 Class M1, 3.825% due 5/25/2047	245,646	246,548
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	572	611
	Federal National Mtg Assoc., UMBS Collateral, Pool BP8943, 2.00% due 7/1/2035	12,263,642	12,830,429
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.249% due 4/25/2050	211,786,903	5,670,383
[d,e]	Series 2020-1 Class B3, 2.889% due 4/25/2050	1,422,767	1,162,522
[d,e]	Series 2020-1 Class B4, 2.889% due 4/25/2050	1,325,000	1,032,681
[a,d,e]	Series 2020-1 Class B5, 2.889% due 4/25/2050	470,000	319,053
[a,d,e]	Series 2020-1 Class B6, 2.889% due 4/25/2050	755,000	410,014
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	877,732	890,760
[d,e]	Series 2018-3 Class B4, 4.497% due 5/25/2048	5,617,539	5,615,272
[d,e]	Series 2019-2 Class B3, 4.12% due 12/25/2049	3,811,347	3,914,325
[d,e,g]	Series 2020-2 Class AX1, 0.77% due 8/1/2050	93,072,894	1,318,945
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/1/2050	15,950,200	152,422
[d,e]	Series 2020-2 Class B4, 3.77% due 8/1/2050	217,628	194,954
[d,e]	Series 2020-2 Class B5, 3.77% due 8/1/2050	649,903	563,740
[d,e]	Series 2020-2 Class B6C, 3.713% due 8/1/2050	868,673	432,762
[d,e]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 5.153% (LIBOR 1 Month + 5.00%) due 10/25/2026	394,039	402,598
[d,e]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	435,266	443,800
[d,e]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	3,855,537	3,881,705
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	3,803,352	3,858,658
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	2,851,022	2,934,677
	GS Mortgage Securities Trust, Series 2016-GS3 Class A2, 2.484% due 10/10/2049	25,098	25,098
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	7,956,832	581,637
[d,e,g]	Series 2020-PJ3 Class AIOS, 0.20% due 10/25/2050	256,757,882	1,115,895
[d,e,g]	Series 2020-PJ3 Class AX1, 0.115% due 10/25/2050	236,039,120	544,424
[d,e,g]	Series 2020-PJ3 Class AX2, 0.50% due 10/25/2050	22,016,160	246,702
[d,e,g]	Series 2020-PJ3 Class AX4, 0.35% due 10/25/2050	21,715,953	171,015
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.50% due 10/25/2050	2,609,170	151,984
[d,e,g]	Series 2020-INV1 Class A12X, 3.00% due 10/25/2050	31,240,906	1,559,808
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	133,887,626	591,435
[d,e,g]	Series 2020-INV1 Class AX1, 0.025% due 10/25/2050	112,955,075	29,843
[d,e,g]	Series 2020-INV1 Class AX2, 0.50% due 10/25/2050	5,630,313	46,044
[d,e,g]	Series 2020-INV1 Class AX4, 0.95% due 10/25/2050	6,060,964	94,868
[d,e]	Series 2020-INV1 Class B4, 3.975% due 10/25/2050	1,332,940	1,217,210
[d,e]	Series 2020-INV1 Class B5, 3.975% due 10/25/2050	1,332,940	1,076,208
[d,e]	Series 2020-INV1 Class B6, 3.975% due 10/25/2050	3,058,328	1,719,685
[d,e,g]	Series 2020-INV1 Class BX, 0.475% due 10/25/2050	15,208,395	324,050
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-1 Class A1, 3.766% due 6/25/2048	735,326	735,326
[d,e]	Series 2018-1 Class A3, 3.999% due 6/25/2048	3,607,986	3,607,986
[d,e]	Series 2018-1 Class M1, 4.548% due 6/25/2048	4,000,000	4,000,000
[d,e]	Series 2018-2 Class A1, 3.985% due 11/25/2058	7,764,958	7,960,782

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2019-1 Class A1, 3.454% due 1/25/2059	$ 2,850,731	$ 2,871,231
[d,e]	Series 2019-1 Class B1, 4.80% due 1/25/2059	3,400,000	3,423,759
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.61% due 6/25/2045	1,205,325	1,183,858
[d,e]	Series 2016-5 Class B4, 2.596% due 12/25/2046	1,630,300	1,309,890
[d,e]	Series 2016-5 Class B5, 2.596% due 12/25/2046	1,235,600	829,665
[d,e]	Series 2017-2 Class A6, 3.00% due 5/25/2047	611,597	614,292
[d,e]	Series 2017-5 Class B6, 3.128% due 10/26/2048	2,967,824	1,886,728
[d,e]	Series 2017-6 Class A5, 3.50% due 12/25/2048	441,745	443,232
[d,e]	Series 2019-8 Class B4, 4.194% due 3/25/2050	3,547,400	3,500,324
[d,e,g]	Series 2020-3 Class AX1, 0.19% due 8/25/2050	42,990,846	119,648
[d,e,g]	Series 2020-4 Class A11X, 5.10% (LIBOR 1 Month + 5.25%) due 11/25/2050	8,338,705	667,769
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	37,802,130	243,650
[d,e,g]	Series 2020-4 Class A4X, 0.50% due 11/25/2050	6,506,703	16,783
[d,e,g]	Series 2020-4 Class AX1, 0.214% due 11/25/2050	139,627,449	333,319
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	3,862,905	174,286
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	8,915,466	63,210
[d,e]	Series 2020-4 Class B4, 3.764% due 11/25/2050	1,376,101	1,350,127
[d,e]	Series 2020-4 Class B5, 3.764% due 11/25/2050	634,591	555,904
[d,e]	Series 2020-4 Class B6, 3.764% due 11/25/2050	1,069,000	697,358
[d,e,g]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	23,102,386	193,739
[d,e,g]	Series 2020-7 Class AX1, 0.233% due 1/25/2051	109,860,312	355,585
[d,e,g]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	7,544,958	440,586
[d,e,g]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	7,059,355	40,653
[d,e]	Series 2020-7 Class B4, 3.633% due 1/25/2051	654,537	625,014
[d,e]	Series 2020-7 Class B5, 3.633% due 1/25/2051	456,584	362,339
[d,e]	Series 2020-7 Class B6, 3.633% due 1/25/2051	588,631	222,978
[d,e]	Series 2020-LTV1 Class B3A, 3.901% due 6/25/2050	2,856,015	3,080,070
[d,e]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50% due 3/25/2048	143,391	143,454
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.175% due 8/25/2034	88,185	89,593
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	1,342,641	1,439,260
[d,e]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	801,656
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	1,784,097	1,897,265
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	1,601,917	1,738,501
[d,e]	Series 2017-5A Class A1, 1.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	1,031,096	1,043,324
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	770,102	831,811
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,422,072	1,537,754
[d,e]	Series 2019-NQM1 Class B1, 5.453% due 1/25/2049	2,000,000	2,000,000
[d,e]	Series 2019-NQM1 Class B2, 5.453% due 1/25/2049	1,250,000	1,248,697
[d,e]	Series 2019-NQM2 Class B2, 5.685% due 4/25/2049	2,798,000	2,252,297
[d,e]	Series 2020-NQM1 Class B2, 4.525% due 1/26/2060	1,214,000	1,203,976
[a,e]	Saluda Grade Alternative Mortgage Grade, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	14,096,384	1,725,426
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.163% due 11/25/2030	1,686,000	1,630,002
[d,e]	Series 2016-3 Class B3, 3.662% due 11/25/2046	3,393,218	3,412,228
[d,e]	Series 2017-4 Class A4, 3.50% due 7/25/2047	157,034	157,489
[d,e]	Series 2017-5 Class A4, 3.50% due 8/25/2047	818,185	821,711
[d,e]	Series 2017-7 Class B3, 3.737% due 10/25/2047	1,480,548	1,523,630
[d,e]	Series 2018-7 Class B4, 4.23% due 9/25/2048	1,802,000	1,805,725
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	2,887,392	2,932,082
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	48,479,403	188,716
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,859,863
[d,e]	Series 2019-3 Class B3, 5.959% due 9/25/2059	842,000	545,653
[a,e]	Series 2019-3 Class XS1, due 9/25/2059	49,454,338	1,305,466
[a,e]	Series 2019-3 Class XS2, due 9/25/2059	49,454,338	846,619
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	4,457,575	4,537,599
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.613% due 11/25/2046	3,290,308	3,254,981
	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[d,e]	Series 2019-SH1 Class B1, 4.992% due 4/29/2049	2,500,000	2,525,450
[d,e]	Series 2020-SH1 Class A1, 2.521% due 1/28/2050	4,221,731	4,274,766
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-IMC2 Class B1, 5.669% due 10/25/2048	1,909,000	1,954,642

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2019-1 Class B1, 4.766% due 6/25/2049	$ 2,629,000	$ 2,641,039
[d,e]	Series 2019-IMC1 Class A2, 3.651% due 2/25/2049	5,316,216	5,369,058
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.801% due 7/25/2048	2,737,635	2,845,966
[d,e]	Series 2018-2 Class B4, 3.801% due 7/25/2048	2,040,000	1,816,570
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1A Class B2, 5.885% due 1/25/2047	884,000	884,000
[d,e]	Series 2018-2 Class A1, 3.677% due 6/1/2058	1,776,541	1,776,541
[d,e]	Series 2018-3 Class A1, 4.108% due 10/25/2058	1,028,268	1,054,478
[d,e]	Series 2018-INV1, 5.648% due 3/25/2058	2,900,000	2,900,000
[d,e]	Series 2019-1 Class B1, 5.311% due 2/25/2059	4,575,000	4,593,034
[d,e]	Series 2019-3 Class A1, 2.784% due 7/25/2059	3,677,073	3,759,936
[d,e]	Series 2019-3 Class B1, 4.043% due 7/25/2059	300,000	303,173
[d,e]	Series 2019-4 Class B1, 3.86% due 11/25/2059	3,250,000	3,269,926
[d,e]	Series 2019-INV3 Class B2, 4.791% due 11/25/2059	1,385,000	1,404,641
[d,e]	Series 2020-1 Class B1, 3.624% due 1/25/2060	1,500,000	1,499,412
[d,e]	Series 2020-2 Class B1, 5.36% due 5/25/2060	2,225,000	2,354,022
[d,e]	Series 2020-INV1 Class B1, 5.75% due 3/25/2060	875,000	931,780
[d,e]	Series 2020-INV1 Class B2, 6.00% due 3/25/2060	1,416,000	1,438,416
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class B1, 5.375% due 3/25/2065	2,625,000	2,750,826
[d,e]	Series 2020-1 Class B2, 5.375% due 3/25/2065	4,473,000	4,484,564
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	4,344,686	4,401,629
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34 Class A2, 2.603% due 6/15/2049	6,269,004	6,289,976
	Total Mortgage Backed (Cost $322,607,104)		334,733,769
	Loan Participations — 6.6%
	Capital Goods — 0.6%
	Aerospace & Defense — 0.4%
[l]	Boeing Co., 1.467% - 1.47% (LIBOR 3 Month + 1.25%) due 2/7/2022	10,107,000	9,970,556
	Trading Companies & Distributors — 0.2%
[l]	IAA, Inc., 2.438% (LIBOR 1 Month + 2.25%)due 6/28/2026	4,634,000	4,591,506
			14,562,062
	Commercial & Professional Services — 0.9%
	Professional Services — 0.9%
[l]	Harland Clarke Holdings Corp., 5.75% (LIBOR 3 Month + 4.75%) due 11/3/2023	5,146,837	4,535,032
[l]	Par Pacific Holdings, Inc., 6.98% (LIBOR 3 Month + 6.75%) due 1/12/2026	4,486,656	4,234,281
[l]	R.R. Donnelley & Sons Company, 5.147% (LIBOR 3 Month + 5.00%) due 1/15/2024	2,940,000	2,845,920
[l]	RGIS Services, LLC, 8.50% (LIBOR 3 Month + 7.50%) due 6/25/2025	1,891,651	1,778,152
[f,l]	Titan Acquisition Co., Ltd., 4.254% (LIBOR 3 Month + 4.00%) due 5/1/2026	8,689,355	8,559,015
			21,952,400
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[l]	SeaWorld Parks & Entertainment, Inc., 3.75% (LIBOR 1 Month + 3.00%) due 3/31/2024	3,463,015	3,359,125
			3,359,125
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[l]	Citgo Holding, Inc., 8.00% (LIBOR 3 Month + 7.00%) due 8/1/2023	6,080,335	5,593,908
[a,j,l]	Malamute Energy, Inc., 0.22% (LIBOR 3 Month + 1.50% PIK) due 11/22/2022	21,770	218
			5,594,126
	Food, Beverage & Tobacco — 0.1%
	Food Products — 0.1%
[l]	BellRing Brands, LLC, 6.00% (LIBOR 1 Month + 5.00%) due 10/21/2024	3,167,367	3,176,869
			3,176,869
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.3%
[l]	Avantor Funding, Inc., 3.25% (LIBOR 1 Month + 2.25%) due 11/21/2024	7,130,393	7,128,895

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Providers & Services — 0.4%
[l]	Change Healthcare Holdings LLC, 3.50% (LIBOR 3 Month + 2.50%) due 3/1/2024	$ 10,750,239	$ 10,691,113
			17,820,008
	Household & Personal Products — 0.2%
	Household Products — 0.2%
[m]	Energizer Holdings, Inc.due 12/16/2027 - 12/22/2027	5,630,000	5,619,472
[l]	Kronos Acquisition Holdings Inc., 5.25% (LIBOR 3 Month + 4.50%) due 12/17/2026	500,000	499,375
			6,118,847
	Materials — 0.7%
	Chemicals — 0.2%
[l]	SCIH Salt Holdings Inc., 5.50% (LIBOR 3 Month + 4.50%) due 3/16/2027	3,620,925	3,616,399
	Paper & Forest Products — 0.5%
[l]	Neenah, Inc., 5.00% (LIBOR 3 Month + 4.00%) due 6/25/2027	13,686,225	13,669,117
			17,285,516
	Media & Entertainment — 0.5%
	Media — 0.5%
[l]	ABG Intermediate Holdings 2 LLC, 6.25% (LIBOR 3 Month + 5.25%) due 9/27/2024	5,399,467	5,399,468
[l]	CSC Holdings, LLC, 2.409% (LIBOR 1 Month + 2.25%) due 7/17/2025	7,266,176	7,146,792
			12,546,260
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.3%
[l]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	2,850,000	2,807,250
[l]	GEO Group, Inc., 2.75% (LIBOR 1 Month + 2.00%) due 3/22/2024	4,552,699	4,103,120
	Real Estate Management & Development — 0.1%
[m]	Railworks, LLC, due 12/8/2027	2,165,000	2,170,413
			9,080,783
	Semiconductors & Semiconductor Equipment — 0.4%
	Information Technology Services — 0.3%
[l]	Xperi Corporation, 4.147% (LIBOR 1 Month + 4.00%) due 6/1/2025	7,340,764	7,348,398
	Semiconductors & Semiconductor Equipment — 0.1%
[m]	Broadcom, Inc., due 11/4/2024	4,000,000	3,991,680
			11,340,078
	Software & Services — 0.9%
	Internet Software & Services — 0.5%
[l]	Arches Buyer Inc., 4.50% (LIBOR 1 Month + 4.00%)due 12/6/2027	3,247,000	3,248,623
[l,m]	Dun & Bradstreet Corporation (The), 3.898% (LIBOR 1 Month + 3.75%) due 2/6/2026	9,301,175	9,297,269
	Software — 0.4%
[l]	LogMeIn, Inc., 4.903% (LIBOR 1 Month + 4.75%) due 8/31/2027	5,561,000	5,536,698
[m]	Sabre GLBL, Inc., due 12/17/2027	937,000	938,171
[l]	Sophia, L.P., 4.50% (LIBOR 3 Month + 3.75%)due 10/7/2027	5,064,000	5,067,596
			24,088,357
	Technology Hardware & Equipment — 0.2%
	Technology Hardware, Storage & Peripherals — 0.2%
[m]	Western Digital Corporation, due 2/27/2023	5,795,267	5,740,965
			5,740,965
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
[l]	Colorado Buyer, Inc., 8.25% (LIBOR 3 Month + 7.25%) due 5/1/2025	3,000,000	2,338,380
	Intelsat Jackson Holdings S.A.,
[f,l]	6.50% (LIBOR 3 Month + 5.50%), due 7/13/2022	1,473,571	1,500,832
[f,l]	8.75% (PRIME + 5.50%), due 1/2/2024	9,800,000	9,937,788
			13,777,000
	Utilities — 0.2%
	Electric Utilities — 0.2%
[l]	Pacific Gas & Electric Company, 2.438% (LIBOR 1 Month + 2.25%) due 1/3/2022	5,200,000	5,161,000
			5,161,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Loan Participations (Cost $170,175,862)		171,603,396
	Warrant — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
[a,b]	Mood Media, LLC,	$ 11,754,273	$ 66,611
			66,611
	Total Warrants (Cost $3,806,457)		66,611
	Short-Term Investments — 13.9%
	Egypt Treasury Bills (EGP)	28,000,000	1,644,346
	Egypt Treasury Bills (EGP)	85,500,000	4,943,455
[n]	Thornburg Capital Management Fund	35,492,216	354,922,158
	Total Short-Term Investments (Cost $361,526,975)		361,509,959
	Total Investments — 100.3% (Cost $2,528,558,136)		$2,605,554,947
	Liabilities Net of Other Assets — (0.3)%		(6,980,491)
	Net Assets — 100.0%		$2,598,574,456

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	2,792,800	3/23/2021	3,417,827	$ —	$ (125,305)
Euro	SSB	Sell	1,867,400	3/23/2021	2,285,323	—	(88,523)

Total						—	$(213,828)

Net unrealized appreciation (depreciation)							$(213,828)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,452,601,265, representing 55.90% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	When-issued security.
i	Segregated as collateral for a when-issued security.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2020.
k	Bond in default.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
m	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
n	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
IDR	Denominated in Indonesian Rupiah
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
MXN	Denominated in Mexican Peso
PIK	Payment-in-kind

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$211,462,661	$325,235,935	$(181,776,438)	$-	$-	$354,922,158	$105,588